TRANSACTION AND BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule Of Reverse Recapitalization
All outstanding shares of Legacy Innovid common stock, Legacy Innovid redeemable convertible preferred stock (see Note 11), Legacy Innovid Warrants (see Note 8), and Secondary Sale Transaction of 6,885,486 shares to PIPE investors, were exchanged for 93,787,278 shares of common stock in Innovid Corp.

Number of shares
Legacy Innovid common stock of January 1, 2021	16,275,609
Warrant exercised	132,392
Stock option exercised	3,180,943
Conversion of redeemable convertible preferred stock into common stock	73,690,340
Conversion of Legacy Innovid Warrants	507,994
Exchanged into Innovid Corp. common stock on November 30, 2021	93,787,278
The following table reconciles the elements of the Transaction to the Consolidated Statement of Cash Flows and the Consolidated Statement of Changes in Temporary Equity and Stockholders’ Equity for the year ended December 31, 2021.

Total value
Cash - ION trust account and cash, net of redemptions	55,466
Cash - PIPE Investment, net of Secondary Sale Amount of $68,855	131,145
Less: Transaction costs paid**	(31,160)
Less: Deferred underwriting fee paid	(6,199)
Proceeds from reverse recapitalization, net	149,252
Less: Accrued transaction costs not yet paid	(3,185)
Less: Company Warrant assumed as part of the Transaction	(22,791)
Plus: Transaction costs allocated to Company Warrant	2,750
Reverse recapitalization, net	$126,026
__________________

Schedule of Fair Values of the Assets Acquired and Liabilities Assumed	The following table summarizes the fair values of the assets acquired and liabilities assumed:

Total value
Cash and cash equivalents	50
Accounts receivables	417
Other current assets	7
Property and equipment	17
Other non-current assets	39
Total tangible assets	530
Customer relationships	198
Goodwill	4,555
Total assets acquired	5,283
Less: Assumed liabilities	(283)
Net assets acquired	$5,000